Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income / (loss)		$ 19,154	$ 42,366	$ 17,797
Adjustments to reconcile net income to net cash flows from operating activities:
Unrealized foreign currency translation losses		(1,088)	457	466
Depreciation expense		4,985	5,075	5,089
Amortization of intangible assets		10,140	8,751	7,835
Impairment of long-lived assets		363
Stock based compensation expense		6,766	4,289	574
Interest and penalties		494	(65)	1,494
Income taxes		2,876	5,507	3,846
Allowance for doubtful accounts		1,062	818	2,548
Provision / (Recovery) for contingencies		2,021	(603)	526
Changes in assets and liabilities, net of non-cash transactions:
(Increase) / Decrease in accounts receivable, net of allowances		(54,705)	(85,383)	(71,389)
(Increase) / Decrease Related party receivables		(3,406)	(3,013)	(293)
(Increase) / Decrease in other assets and prepaid expenses		(61,302)	(10,090)	3,591
Increase / (Decrease) in accounts payable and accrued expenses		4,277	22,363	(13,895)
Increase / (Decrease) in travel suppliers payable		42,789	78,835	(20,121)
Increase / (Decrease) in other liabilities		3,309	(12,323)	10,440
Increase / (Decrease) in contingencies		(5,567)	(12,183)	618
Increase / (Decrease) in related party liabilities		4,203	13,964	13,210
Increase / (Decrease) in deferred revenue		6,009	2,461	(5,628)
Net cash flows (used in) / provided by operating activities		(17,620)	61,226	(43,292)
Cash flows from investing activities:
Sales of short-term investments				40,013
Acquisition of property and equipment		(13,085)	(8,746)	(4,419)
Increase of intangible assets, including internal-use software and website development		(13,494)	(12,929)	(12,159)
Net cash flows (used in) / provided by investing activities		(26,579)	(21,675)	23,435
Cash flows from financing activities:
Increase in loans and other financial liabilities		66,814	30,159	10,142
Decrease in loans and other financial liabilities		(42,177)	(29,574)	(5,000)
Exercise of stock based compensation		136
Proceeds from issuance of shares	[1]		253,529
Purchase of Treasury Stock		(26,030)
Net cash flows provided by financing activities		(1,257)	254,114	5,142
Effect of exchange rate changes on cash and cash equivalents		(13,132)	(2,053)	(2,008)
Net (decrease) / increase in cash and cash equivalents		(58,588)	291,612	(16,723)
Cash and cash equivalents and restricted cash as of beginning of the year		410,777	119,165	135,888
Cash and cash equivalents and restricted cash as of end of the period		352,189	410,777	119,165
Supplemental cash flow information
Cash paid for income tax		14,423	18,455	6,111
Interest paid		$ 5,311	$ 942	$ 684

[1]	Net of issuance costs paid of $ 21,530 as of December 31, 2017. See note 1.